Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
As of June 30, 2026 and December 31, 2025, the Company’s debt is comprised of the SIF Loan (as defined below) and the FedDev Loan (as defined below) as follows:

	June 30, 2026	December 31, 2025
SIF Loan	$30,168	$27,536
FedDev Loan	2,371	2,462
Total debt	32,539	29,998
Less: current portion	132	—
Total long-term debt	32,407	29,998
The following table summarizes the changes in the carrying value of the SIF Loan for the six months ended June 30, 2026:

Balance as of December 31, 2025	$27,536
Contributions received, net of changes due to foreign exchange rates	2,073
Interest expense, net of changes in foreign exchange rates	559
Balance as of June 30, 2026	$30,168
The following table summarizes the changes in the carrying value of the FedDev Loan for the six months ended June 30, 2026:

Balance as of December 31, 2025	$2,462
Changes due to foreign exchange rates	(91)
Balance as of June 30, 2026	$2,371

Schedule of Interest Expense
The following table summarizes interest expense for the three and six months ended June 30, 2026 and 2025 related to the SIF Loan, inclusive of foreign exchange, within interest income (expense), net in the consolidated statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Interest Expense	$322	$256	$634	$454